TAXES ON INCOME	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 13:-	TAXES ON INCOME

a.	Israeli taxation:

1.	Corporate tax rate in Israel:

Taxable income of Israeli companies is subject to tax at the rate of 26.5% in 2014 and 2015, and 25% in 2016.

In December 2016, the Israeli Parliament approved the 2016 Amendment which reduced the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.

2.	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (“the Law”):

Effective January 1, 2011, the Knesset enacted the Law for Economic Policy for 2011 and 2012 (Amended Legislation), and among other things, amended the Law, (“the Amendment”). According to the Amendment, the benefit tracks in the Investment Law were modified and a flat tax rate of 16% applies to the Company’s entire preferred income. The profits of these “Industrial Companies” will be freely distributable as dividends, subject to a withholding tax of 25% (on distribution commencing January 1, 2015) or lower, under an applicable tax treaty.

The Company and one of its Israeli subsidiaries have elected to apply the new incentives regime under the Amendment to their industrial activity in Israel, subject to meeting its requirements, starting in 2014.

On December 29, 2016 a new legislation amended was enacted to the Investment Law, effective as of January 1, 2017, as part of the Economic Efficiency Law (the “2017 Amendment”). Under the 2017 Amendment a new status of “Preferred Technology Enterprise” was introduced to the Investment Law. Under the 2017 amendment, a Preferred Technology Enterprise which is located in areas other than Development Zone A will be subject to tax at a rate of 12% on profits derived from intellectual property. The implementation of the 2017 Amendment is subject to regulations to be promulgated by the Finance Minister by March 31, 2017. As such regulations have not yet been promulgated and as the definitive criteria to determine the tax benefits have not yet been established, it cannot be concluded that the legislation with respect to Technological Preferred Enterprises had been enacted or substantively enacted as of that date. Accordingly, the above changes in the tax rates were not taken into account in the computation of deferred taxes as of December 31, 2016. Under the transition provisions of the new legislation, the Company may decide to irrevocably implement the new law while waiving benefits provided under the current law or to remain subject to the current law. The Company is examining the impact of the 2017 Amendment and the degree to which it will qualify as a Preferred Technology Enterprise and the amount of Preferred Technology Income that we may have, or other benefits that the Company may receive, from the 2017 Amendment.

3.	The Company’s Israeli entities have received final tax assessments for their Israeli tax return filings through the year 2012.

4.	Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969:

The Company qualifies as an Industrial Company within the meaning of the Law for the Encouragement of Industry (Taxes), 1969 (the “Industrial Encouragement Law”). The Industrial Encouragement Law defines an “Industrial Company” as a company that is resident in Israel and that derives at least 90% of its income in any tax year, other than income from defense loans, capital gains, interest and dividends, from an enterprise whose major activity in a given tax year is industrial production. Under the Industrial Encouragement Law, the Company is entitled to amortization of the cost of purchased know-how and patents over an eight-year period for tax purposes as well as accelerated depreciation rates on equipment and buildings.

Eligibility for the benefits under the Industrial Encouragement Law is not subject to receipt of prior approval from any governmental authority.

5.	Foreign Exchange Regulations:

Under the Foreign Exchange Regulations, the Company and some of its Israeli subsidiaries calculate their tax liability in U.S. Dollars according to certain orders. The tax liability, as calculated in U.S. Dollars is translated into NIS according to the exchange rate as of December 31 of each year.

b.	Non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective domiciles of residence. If earnings are distributed to Israel in the form of dividends or otherwise, the Company may be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding tax rates.

The amount of the Company cash and cash equivalents that are currently held outside of Israel that would be subject to income taxes if distributed as dividends is $ 18,312. However, a determination of the amount of the unrecognized deferred tax liability for temporary difference related to those undistributed earnings of foreign subsidiaries is not practicable due to the complexity of the structure of our group of subsidiaries for tax purposes and the difficulty of projecting the amount of future tax liability.

c.	Net operating loss carryforwards:

As of December 31, 2016, three Israeli subsidiaries of the Company had operating loss carryforwards of $  13,371 (mainly Formula Telecom Solutions Ltd. (“FTS”) which account for $ 10,535), which can be carried forward and offset against taxable income in the future for an indefinite period.

One of the Company’s subsidiaries in England had estimated total available tax loss carryforwards of $  3,812 as of December 31, 2016, to offset against future taxable income.

d.	Income before taxes on income:

	Year ended December 31,
	2014	2015	2016

Domestic	$14,690	$18,350	$15,334
Foreign	4,183	2,407	5,323

	$18,873	$20,757	$20,657

e.	Taxes on income:

Taxes on income (tax benefit) consist of the following:

	Year ended December 31,
	2014	2015	2016
Current:
Domestic	$241	$3,466	$2,919
Foreign	689	880	1,863

	930	4,346	4,782
Deferred taxes:
Domestic	2,575	(500)	(666)
Foreign	(1,198)	(165)	(167)

	1,377	(665)	(833)

Taxes on income	$2,307	$3,681	$3,949

f.	Deferred tax assets and liabilities:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company and its subsidiaries deferred tax assets are as follows:

	December 31,
	2015	2016

Net operating loss carryforwards	$5,104	$3,838
Allowances, reserves and intangible assets	1,826	1,943

Deferred tax assets before valuation allowance	6,930	5,781
Less - valuation allowance	(4,107)	(2,233)

Deferred tax assets, net	$2,823	$3,548

	December 31,
	2015	2016

Long-term tax assets	$2,823	$3,548
Long-term tax liabilities	(5,726)	(12,494)

Net deferred tax liabilities	$(2,903)	$(8,946)

Deferred tax liabilities are in respect of acquired intangible assets and capitalized software costs.

g.	Reconciliation of the theoretical tax expense to the actual tax expense:

Reconciling items between the 2014, 2015 and 2016 statutory tax rate (26.5%, 26.5% and 25%, respectively) of the Company and the effective tax rate is presented in the following table:

	Year ended December 31,
	2014	2015	2016

Income before taxes, as reported in the consolidated statements of income	$18,873	$20,757	$20,657

Statutory tax rate	26.5%	26.5%	25%

Theoretical tax expenses on the above amount at the Israeli statutory tax rate	$5,001	$5,501	$5,164
Tax adjustment in respect of different tax rates	80	(923)	(1,214)
Deferred taxes on losses for which full valuation allowance was provided in the past	236	131	(455)
Tax-deductible costs, not included in the accounting costs	-	(733)	(342)
Tax benefits in respect of prior years, net	(516)	(133)	1,262
Nondeductible expenses	82	177	(232)
Uncertain tax position and other differences	(2,576)	(339)	(234)

Income tax	$2,307	$3,681	$3,949

h.
The Company applies ASC 740, “Income Taxes” with regards to tax uncertainties. During the year ended December 31, 2014, the Company recorded $  156 of tax income, and $ 324 and $ 159 of tax expenses recorded during the years ended December, 31, 2015 and 2016 as a result of this application.

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

Gross unrecognized tax benefits at January 1, 2014	$498

Decrease in tax positions taken in prior years	(156)

Gross unrecognized tax benefits at December 31, 2014	342

Increase in tax positions taken in prior years	469

Decrease in tax positions taken in prior years	(145)

Gross unrecognized tax benefits at December 31, 2015	666

Increase in tax positions taken in prior years	159

Decrease in tax positions taken in prior years	-

Gross unrecognized tax benefits at December 31, 2016	$825

As of December 31, 2016, the entire amount of unrecognized tax benefit could affect the Company’s income tax provision and the effective tax rate.